UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empirical Wealth Management, LLC
Address: 9755 SW Barnes Road Suite 210
         Portland, OR  97225

13F File Number:  028-13322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Melissa McDermott
Title:     Chief Compliance Officer
Phone:     503-808-9005

Signature, Place, and Date of Signing:

 /s/ Melissa McDermott     Portland, OR     October 15, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $64,649 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794    10178   339039 SH       SOLE                        0        0   339039
BLUE NILE INC                  COM              09578R103      409     9200 SH       SOLE                        0        0     9200
COTT CORP QUE                  COM              22163N106      171    21800 SH       SOLE                        0        0    21800
INTEL CORP                     COM              458140100      204    10644 SH       SOLE                        0        0    10644
ISHARES TR                     MSCI EMERG MKT   464287234      401     8963 SH       SOLE                        0        0     8963
ISHARES TR                     MSCI EAFE IDX    464287465     1342    24444 SH       SOLE                        0        0    24444
ISHARES TR                     MSCI SMALL CAP   464288273      520    13538 SH       SOLE                        0        0    13538
ISHARES TR                     S&P DEV EX-US    464288422      642    19327 SH       SOLE                        0        0    19327
ISHARES TR                     RSSL MCRCP IDX   464288869     2631    62654 SH       SOLE                        0        0    62654
LSI CORPORATION                COM              502161102      336    73801 SH       SOLE                        0        0    73801
MICROSOFT CORP                 COM              594918104      950    38785 SH       SOLE                        0        0    38785
NATIONAL BEVERAGE CORP         COM              635017106      214    15283 SH       SOLE                        0        0    15283
PROCTER & GAMBLE CO            COM              742718109      348     5803 SH       SOLE                        0        0     5803
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201    13162   485870 SH       SOLE                        0        0   485870
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805      350    13347 SH       SOLE                        0        0    13347
SPDR INDEX SHS FDS             DJ GLB RL ES ETF 78463X749      602    16676 SH       SOLE                        0        0    16676
SPDR SERIES TRUST              DJ REIT ETF      78464A607      777    13553 SH       SOLE                        0        0    13553
VANGUARD INDEX FDS             REIT ETF         922908553     5533   106239 SH       SOLE                        0        0   106239
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    10607   203676 SH       SOLE                        0        0   203676
VANGUARD INDEX FDS             VALUE ETF        922908744      449     9226 SH       SOLE                        0        0     9226
VANGUARD INDEX FDS             STK MRK ETF      922908769     3402    58278 SH       SOLE                        0        0    58278
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742     1132    25265 SH       SOLE                        0        0    25265
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5003   110052 SH       SOLE                        0        0   110052
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     5286   153131 SH       SOLE                        0        0   153131